Leases - Schedule of Supplemental Information Related to Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities (in thousands)	$ 2,743	$ 2,856
Weighted-average remaining lease term (in years)	2 years 3 months 29 days	3 years 3 months
Weighted-average discount rate	8.48%	8.43%